CORPORATE INCOME TAX - Reconciliation of tax computed by applying the Vietnam's statutory tax rate to the Group's income tax expense (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
Reconciliation of tax computed by applying the Vietnam's statutory tax rate of 20% to the Group's income tax expense
Loss before tax expense	₫ (99,225,559)	$ (3,949,904,821)	₫ (77,384,644)	₫ (60,173,423)	[1]
Income tax benefit computed at the Vietnam statutory tax rate of 20%	(19,845,112)	(789,980,972)	(15,476,929)	(12,034,685)
Effect of preferential tax rates	15,750,139	626,971,020	9,534,979	5,189,245
Foreign tax rates differential	(1,221,728)	(48,633,733)	(376,196)	(341,129)
Deemed contribution from owners through cash donation to the Company	2,300,017	91,557,541	2,035,221	1,974,626
Deemed contribution from owner through free electric charging offered to VinFast's customers			590,075
Others	1,074,556	42,775,208	542,007	492,047
Change in valuation allowance	2,299,417	91,533,657	3,121,148	4,796,821
Estimated income tax expense	₫ 357,289	$ 14,222,722	₫ (29,695)	₫ 76,925	[1]
Tax Jurisdiction of Domicile [Extensible Enumeration]	Vietnam	Vietnam	Vietnam	Vietnam
Effective income tax rate reconciliation, percent
Statutory tax rate (in percent)	20.00%	20.00%	20.00%	20.00%
Effect of preferential tax rates (in percent)	(15.90%)	(15.90%)
Foreign tax effects (in percent)	1.20%	1.20%
Deemed contribution from owners through cash donation to the Company (in percent)	(2.30%)	(2.30%)
Deemed contribution from owner through free electric charging offered to VinFast's customers (in percent)	0.00%	0.00%
Others (in percent)	(1.10%)	(1.10%)
Changes in valuation allowances (in percent)	(2.30%)	(2.30%)
Effective tax rate (in percent)	(0.40%)	(0.40%)

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control